PREMIUM LOAN PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Premium Finance Loan Payable	$ 52,406	$ 1,069	$ 47,866
Director Officer Insurance [Member]
Debt Instrument [Line Items]
Amount financed	47,222
Total insurance premiums	62,382
Financing interest expense	1,583
Periodic loan payments	$ 5,247
Loan term	9 months
Debt balance amount	$ 36,728
Periodic payments, frequency	Monthly
Workers Compensation Insurance [Member]
Debt Instrument [Line Items]
Amount financed	$ 3,467
Total insurance premiums	4,561
Financing interest expense	172
Periodic loan payments	$ 347
Loan term	10 months
Debt balance amount	$ 3,468
Periodic payments, frequency	Monthly
Corporate Error Omission Insurance [Member]
Debt Instrument [Line Items]
Amount financed	$ 18,604
Total insurance premiums	25,396
Financing interest expense	643
Periodic loan payments	$ 2,131
Loan term	9 months
Debt balance amount	$ 12,210
Periodic payments, frequency	Monthly